Consumption Tax	12 Months Ended
Mar. 31, 2011
Consumption Tax
Consumption Tax

12.    Consumption tax:

The consumption tax rate, with minor exceptions, for all taxable goods and services is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by the company when purchasing goods and services. Items in the consolidated statements of income are presented on a net basis of consumption tax.